Statement of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (1,588)	$ 218	$ (2,801)	$ (269)	$ 7,186	$ 1,198
Other comprehensive income (loss):
Foreign currency translation adjustments	44	10	57	(53)	(215)	(32)
Total other comprehensive income	44	10	57	(53)	(215)	(32)
Comprehensive (loss) income attributable to Nobilis Health Corp.	$ (1,544)	$ 228	$ (2,744)	$ (322)	$ 6,971	$ 1,166